Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Small Cap Value Fund I - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class A
Trading Symbol	CSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.21%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(1.02)	15.01	7.31
Class A (including sales charges)	(6.72)	13.66	6.67
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund S
tatis
tics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tab
les unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class C
Trading Symbol	CSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 194	1.96%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(1.76)	14.14	6.50
Class C (including sales charges)	(2.63)	14.14	6.50
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key F
u
nd Statistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the ta bl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional Class
Trading Symbol	CSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(0.77)	15.29	7.58
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless oth erw
ise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional 2 Class
Trading Symbol	CUURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(0.67)	15.41	7.70
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund S
ta
tistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables u nle
ss otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional 3 Class
Trading Symbol	CSVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	(0.63)	15.46	7.76
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
tis
tics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the t abl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class R
Trading Symbol	CSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	(1.25)	14.72	7.04
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund St
ati
stics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other
wise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

Columbia Small Cap Value Fund I - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class S
Trading Symbol	CSCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of October 2, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literatur e . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 52 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	(0.87)	15.04	7.32
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (b)	11.40	15.12	11.68
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,436,927,343
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 12,206,095
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund S
tat
istics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless oth erwi
se noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.